Balance Sheets (Parenthetical) - ₪ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, authorized	1,000,000,000	1,000,000,000
Ordinary shares, issued	72,230,162	70,087,141
Ordinary shares, outstanding	72,230,162	70,087,141